Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	45 Months Ended	60 Months Ended	104 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025 [6]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Oberweis Micro-Cap Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBMCX
Average Annual Return, Percent	14.71%			18.10%			17.66%
Oberweis Micro-Cap Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OMCIX
Average Annual Return, Percent	15.02%			18.42%	16.67%	[1]
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSOX
Average Annual Return, Percent	14.28%			14.41%			15.05%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSIX
Average Annual Return, Percent	14.62%			14.69%	15.28%	[2]
Oberweis Global Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBEGX
Average Annual Return, Percent	19.38%			4.48%			9.03%
Oberweis Global Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBGIX
Average Annual Return, Percent	19.68%			4.75%	9.34%	[3]
Oberweis China Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBCHX
Average Annual Return, Percent	40.88%			(3.70%)			6.29%
Oberweis China Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCHIX
Average Annual Return, Percent	41.20%			(3.45%)	6.83%	[4]
Oberweis International Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIOX
Average Annual Return, Percent	30.71%			(1.18%)			6.58%
Oberweis International Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIIX
Average Annual Return, Percent	31.07%	19.09%
Oberweis Focused International Growth Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OFIGX
Average Annual Return, Percent	35.83%		8.71%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%			14.42%	14.84%	[1],[2]	14.82%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	17.21%	10.71%	8.92%	8.18%	[3]	8.18%
MSCI China Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Net Index
Average Annual Return, Percent	31.17%			(3.20%)	4.50%	[4]	5.54%
Russell Microcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Index
Average Annual Return, Percent	21.84%			2.81%	7.78%	[1]	7.82%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%			3.18%	8.87%	[2]	9.57%
MSCI ACWI Small-Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small-Cap Index
Average Annual Return, Percent	19.72%			7.29%	8.46%	[3]	9.32%
MSCI World ex-US Small Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Small Cap Growth Index
Average Annual Return, Percent	29.69%	15.97%		3.16%			7.43%

[1]	Since the inception of OMCIX on May 1, 2017.
[2]	Since the inception of OBSIX on May 1, 2017.
[3]	Since the inception of OBGIX on May 1, 2017.
[4]	Since the inception of OCHIX on May 1, 2017.
[5]	Since the inception of OBIIX on December 22, 2023.
[6]	Since the inception of OFIGX on April 1, 2022.